ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

March 30, 2021

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668) Volshares Large Cap ETF (the “Fund”)
Dear Sir or Madam:
Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 689 and Amendment No. 690 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of this filing are to incorporate changes to the Fund's sub-adviser and portfolio manager that were previously communicated to shareholders in a supplement to the Fund’s summary prospectus, prospectus, and statement of additional information on March 1, 2021. The Trust anticipates filing a subsequent amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act in May 2021 to incorporate any additional changes in response to comments from the staff of the Commission, to incorporate updated financial statements, and make other non-material changes to update performance and other information about the Fund.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary